Basis of Presentation (Details) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability	$ 103.5	$ 99.1	$ 114.8	$ 117.7	$ 118.7	$ 116.1
Total current liabilities	1,245.4		643.1			629.4
Total liabilities	4,074.4		1,160.0			1,082.3
Net parent company investment	0.0		8,036.9
Total equity	$ 5,137.1		7,780.3	$ 7,962.7		7,017.4	$ 7,429.5	$ 2,429.1
Rebates Related to Product Held in Wholesalers Pipeline | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability			10.5
Total current liabilities			10.5
Total liabilities			10.5
Net parent company investment			(10.5)			(10.5)
Total equity			(10.5)			(10.5)
Rebates Related to Product Held in Wholesalers Pipeline | Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sales rebates and discounts liability			155.0
Total current liabilities			632.6
Total liabilities			1,149.5
Net parent company investment			8,047.4			7,484.8
Total equity			$ 7,790.8			$ 7,027.9